GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Alternative Premia Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Managed Futures Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 5/30/08)
Returns Before Taxes	–8.13%	0.53%	1.71%	0.16%
Returns After Taxes on Distributions	–8.89%	–0.28%	1.08%	–0.43%
Returns After Taxes on Distributions and Sale of Fund Shares	–4.70%	0.13%	1.14%	–0.04%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class C Shares (Inception 5/30/08)
Returns Before Taxes	–4.57%	0.90%	1.52%	–0.07%**
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Institutional Shares (Inception 5/30/08)
Returns Before Taxes	–2.47%	2.07%	2.69%	1.09%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Investor Shares (Inception 5/30/08)
Returns Before Taxes	–2.58%	1.94%	2.55%	0.95%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class R Shares (Inception 5/30/08)
Returns	–3.13%	1.43%	2.03%	0.44%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class R6 Shares (Inception 7/31/15)***
Returns Before Taxes	–2.46%	2.07%	2.69%	1.09%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%

*

The HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

**

Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

***

Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: N Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 5/30/08)*
Returns Before Taxes	–2.47%	2.07%	2.69%	1.09%
Returns After Taxes on Distributions	–3.40%	1.14%	2.00%	0.45%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.34%	1.26%	1.89%	0.64%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)**	–6.72%	–0.59%	1.53%	–1.04%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

**

The HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Alternative Premia Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Class A Shares (Inception 1/05/10)
Returns Before Taxes	–11.35%	0.35%	2.19%
Returns After Taxes on Distributions	–13.11%	–2.15%	0.47%
Returns After Taxes on Distributions and Sale of Fund Shares	–6.57%	–0.43%	1.23%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class C Shares (Inception 1/05/10)
Returns Before Taxes	–7.86%	0.71%	2.08%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Institutional Shares (Inception 1/05/10
Returns Before Taxes	–5.74%	1.90%	3.25%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Investor Shares (Inception 1/05/10)
Returns Before Taxes	–5.99%	1.71%	3.09%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class R Shares (Inception 1/05/10)
Returns	–6.40%	1.23%	2.58%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class R6 Shares (Inception 7/31/15)*
Returns Before Taxes	–5.75%	1.88%	3.24%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%

*

Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: N Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Alternative Premia Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Institutional Shares (Inception 1/05/10)*
Returns Before Taxes	–5.74%	1.90%	3.25%
Returns After Taxes on Distributions	–7.57%	–0.72%	1.45%
Returns After Taxes on Distributions and Sale of Fund Shares	–3.24%	0.70%	2.02%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 3/30/07)
Returns Before Taxes	–18.98%	–15.17%	–6.04%	–8.82%
Returns After Taxes on Distributions	–19.27%	–15.60%	–6.79%	–9.83%
Returns After Taxes on Distributions and Sale of Fund Shares	–11.22%	–10.68%	–4.26%	–5.76%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Class C Shares (Inception 3/30/07)
Returns Before Taxes	–16.69%	–14.98%	–6.32%	–9.15%*
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Institutional Shares (Inception 3/30/07)
Returns Before Taxes	–14.89%	–14.09%	–5.38%	–8.19%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–14.97%	–14.14%	–5.35%	–10.03%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–9.96%
Class R Shares (Inception 11/30/07)
Returns	–15.40%	–14.64%	–5.87%	–10.51%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–9.96%

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	-14.96%	-14.11%	-5.39%	-8.19%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	-13.82%	-14.52%	-5.77%	-8.06%

*

Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**

Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 3/30/07)*
Returns Before Taxes	–14.89%	–14.09%	–5.38%	–8.19%
Returns After Taxes on Distributions	–15.35%	–14.64%	–6.22%	–9.29%
Returns After Taxes on Distributions and Sale of Fund Shares	–8.79%	–10.05%	–3.85%	–5.42%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Class A Shares (Inception 2/29/12)
Returns Before Taxes	–7.74%	–0.04%	0.03%
Returns After Taxes on Distributions	–7.78%	–0.44%	–0.27%
Returns After Taxes on Distributions and Sale of Fund Shares	–4.56%	–0.18%	–0.09%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Class C Shares (Inception 2/29/12)
Returns Before Taxes	–4.05%	0.34%	0.08%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Institutional Shares (Inception 2/29/12)
Returns Before Taxes	–2.13%	1.46%	1.23%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Investor Shares (Inception 2/29/12)
Returns Before Taxes	–2.24%	1.33%	1.09%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class R Shares (Inception 2/29/12)
Returns	–2.70%	0.82%	0.59%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class R6 Shares (Inception 4/30/18)*
Returns Before Taxes	–2.04%	1.48%	1.24%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%

*

Class R6 Shares commenced operations on April 30, 2018. Prior to that date, performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Institutional Shares (Inception 2/29/12)*
Returns Before Taxes	–2.13%	1.46%	1.23%
Returns After Taxes on Distributions	–2.17%	1.04%	0.92%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.24%	0.96%	0.83%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%

*

Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

This Supplement should be retained with your Prospectuses for future reference.

SELSAPERFUPDSTK 02-20